Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Merger Reserve	Foreign Exchange Reserve	Other Reserves	Accumulated Losses	Equity Attributable to the Parent	Non- controlling Interest
Beginning balance at Dec. 31, 2016	$ 118,916	$ 7,844	$ 340,988		$ (32,871)	$ 19,857	$ (216,901)	$ 118,917	$ (1)
Changes in equity
Issue of share capital, net of transaction costs	340,301	1,454	336,686			2,161		340,301
Loss for the year	(112,275)						(112,275)	(112,275)
Other comprehensive (loss)/ income	33,504				33,504			33,504
Share based payment – equity settled	16,457					16,457		16,457
Transactions with non- controlling interests						2,161	(1)	(1)	1
Ending balance at Dec. 31, 2017	396,903	9,298	677,674		633	38,475	(329,177)	396,903
Changes in equity
Issue of share capital, net of transaction costs	774,344	2,044	772,300					774,344
Loss for the year	(155,575)						(155,575)	(155,575)
Other comprehensive (loss)/ income	(23,706)				(24,142)	436		(23,706)
Capital reorganization	106,507	652	(677,674)	$ 783,529				106,507
Share based payment – equity settled	29,958					28,563	1,395	29,958
Ending balance at Dec. 31, 2018	1,128,431	11,994	772,300	783,529	(23,509)	67,474	(483,357)	1,128,431
Changes in equity
Issue of share capital, net of transaction costs	500,402	1,590	105,707			393,105		500,402
Loss for the year	(373,688)						(385,297)	(385,297)	11,609
Other comprehensive (loss)/ income	(10,875)				(7,333)	(3,542)		(10,875)
Share based payment – equity settled	123,224					76,383	46,841	123,224
Share based payment- reverse vesting shares	(82,646)					(82,646)		(82,646)
Transactions with non- controlling interests	(101,311)					(101,311)		(101,311)
Non-controlling interest arising from a business combination	158,617					393,853			158,617
Non-controlling interest call option	(4,322)						(4,322)	(4,322)
Ending balance at Dec. 31, 2019	$ 1,337,832	$ 13,584	$ 878,007	$ 783,529	$ (30,842)	$ 349,463	$ (826,135)	$ 1,167,606	$ 170,226